Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. E.S.P. (Unaudited)	9 Months Ended
Sep. 30, 2023
Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. E.S.P. (Unaudited)
Exhibit 2. Consolidated companies, associates, and joint ventures - Interconexion Electrica S.A. E.S.P. (Unaudited)

34.Exhibit 2. Consolidated companies, associates, and joint ventures – Interconexión Eléctrica S.A. E.S.P. (Unaudited)

			Ownership
		Country/	Interest
Company	Activity	Domicile	ISA	Assets	Liabilities	Equity	Profit (loss)
Subsidiaries
Consorcio Transmantaro	Electric power	Peru	60.00%	8,182,331	6,310,996	1,871,335	213,401
Interligação Eléctrica Evrecy	Electric power	Brazil	35.82%	304,403	26,263	278,140	(11,169)
Fundo de Investimento Assis	Trust - Special Purpose Entity	Brazil	35.82%	46,655	—	46,655	588
Fundo de Investimento Barra Bonita Renda Fixa Referenciado	Trust - Special Purpose Entity	Brazil	35.00%	4,082	—	4,082	401
Fundo de Investimento Referenciado di Bandeirantes	Trust - Special Purpose Entity	Brazil	13.64%	142,791	—	142,791	8,985
Fundo de Investimento Xavantes Referenciado di	Trust - Special Purpose Entity	Brazil	14.20%	453,128	—	453,128	11,569
Interconexiones Viales	Roads	Chile	65.00%	132	803	(671)	(4,416)
Interligação Elétrica Aguapeí	Electric power	Brazil	35.82%	639,101	45,680	593,421	46,521
Interligação Elétrica Biguaçu	Electric power	Brazil	35.82%	463,846	57,239	406,607	36,744
Interligação Elétrica De Minas Gerais	Electric power	Brazil	35.82%	460,365	41,256	419,109	3,236
Interligação Elétrica Itapura	Electric power	Brazil	35.82%	173,388	12,376	161,012	11,289
Interligação Elétrica Itaquerê	Electric power	Brazil	35.82%	579,199	59,094	520,105	40,230
Interligação Elétrica Itaúnes	Electric power	Brazil	35.82%	491,096	36,683	454,413	11,644
Interligação Elétrica Norte E Nordeste	Electric power	Brazil	35.82%	468,165	132,894	335,271	23,813
Interligação Elétrica Pinheiros	Electric power	Brazil	35.82%	62,896	6,618	56,278	6,110
Interligação Elétrica Riacho Grande	Electric power	Brazil	35.82%	105,765	29,098	76,667	1,270
Interligação Elétrica Serra Do Japi	Electric power	Brazil	35.82%	418,725	28,635	390,090	27,634
Interligação Elétrica Sul	Electric power	Brazil	35.82%	231,935	26,480	205,455	13,273
Interligação Elétrica Tibagi	Electric power	Brazil	35.82%	251,998	25,105	226,893	17,549
Internexa	Information and communications technologies	Colombia	99.50%	518,004	425,656	92,348	(22,236)
Transamerican Telecomunication S.A.	Information and communications technologies	Argentina	99.50%	38,333	20,912	17,421	(1,108)
Internexa Brasil Operadora de Telecomunicações	Information and communications technologies	Brazil	99.50%	203,365	191,632	11,733	(15,501)
Internexa Chile	Information and communications technologies	Chile	98.50%	72,496	53,656	18,840	(14,290)
Interligação Elétrica JAGUAR 6 S.A.	Electric power	Brazil	35.82%	225,550	12,330	213,220	10,348
Interligação Elétrica JAGUAR 8 S.A.	Electric power	Brazil	35.82%	121,085	8,857	112,228	4,899
Interligação Elétrica JAGUAR 9 S.A.	Electric power	Brazil	35.82%	423,079	31,613	391,466	28,979

			Ownership
		Country/	Interest
Company	Activity	Domicile	ISA	Assets	Liabilities	Equity	Profit (loss)
Internexa Participações	Investment vehicle	Brazil	99.50%	10,166	1,324	8,842	(13,624)
Internexa Peru	Information and communications technologies	Peru	99.50%	303,563	256,660	46,903	4,816
ISA Bolivia	Electric power	Bolivia	100.00%	125,783	8,105	117,678	5,059
ISA Capital Do Brasil	Investment vehicle	Brazil	100.00%	5,564,972	559	5,564,413	522,802
ISA CTEEP	Electric power	Brazil	35.82%	28,788,164	13,338,881	15,449,283	1,457,418
ISA Interchile	Electric power	Chile	100.00%	6,517,095	5,203,405	1,313,690	13,841
ISA Intercolombia	Electric power	Colombia	100.00%	417,663	304,644	113,019	25,126
ISA Intervial Chile	Roads	Chile	100.00%	4,708,532	717,645	3,990,887	323,463
ISA Intervial Colombia	Roads	Colombia	100.00%	620	—	620	33
ISA Inversiones Chile SpA	Investment vehicle	Chile	100.00%	1,980,090	215,605	1,764,485	68,356
ISA Inversiones Chile Vias SpA	Investment vehicle	Chile	100.00%	4,078,002	165	4,077,837	324,149
ISA Inversiones Costera Chile	Investment vehicle	Chile	100.00%	609,354	815,968	(206,614)	(45,778)
ISA Inversiones Tolten	Investment vehicle	Chile	100.00%	34	—	34	(2)
ISA Investimentos E Participações	Investment vehicle	Brazil	100.00%	1,081,679	105	1,081,574	59,341
ISA Perú	Electric power	Peru	99.98%	1,005,540	821,725	183,815	24,533
ISA REP	Electric power	Peru	60.00%	1,960,767	1,507,293	453,474	149,484
ISA Transelca	Electric power	Colombia	100.00%	1,809,039	919,491	889,548	107,111
Linear Systems RE	Other businesses	Bermudas	100.00%	119,758	84,330	35,428	3,689
Proyectos de Infraestructura del Perú	Electric power	Peru	100.00%	34,700	12,533	22,167	9,706
Ruta Costera	Roads	Colombia	100.00%	2,601,976	2,431,341	170,635	(7,247)
Ruta de La Araucanía	Roads	Chile	100.00%	899,448	458,278	441,170	42,486
Ruta de Los Ríos	Roads	Chile	75.00%	332,927	240,274	92,653	25,029
Ruta del Bosque	Roads	Chile	100.00%	29,924	4,082	25,842	(18,387)
Ruta del Loa	Roads	Chile	100.00%	1,232,237	897,639	334,598	35,711
Ruta del Maipo	Roads	Chile	100.00%	8,148,692	5,428,644	2,720,048	257,527
Ruta del Maule	Roads	Chile	100.00%	8,674	2,803	5,871	267
Sistemas Inteligentes en Red	Other businesses	Colombia	99.77%	20,803	9,753	11,050	1,850
XM	Electric power	Colombia	99.73%	367,977	311,517	56,460	10,706

			Ownership
		Country/	Interest
Company	Activity	Domicile	ISA	Assets	Liabilities	Equity	Profit (loss)
Joint ventures
Interligação Elétrica do Madeira	Energy transport	Brazil	51.00%	6,286,123	2,821,217	3,464,906	230,072
Interligação Elétrica Garanhuns	Energy transport	Brazil	51.00%	1,334,544	382,140	952,404	63,862
Interligação Elétrica Paraguaçu	Energy transport	Brazil	50.00%	1,508,843	498,283	1,010,560	74,685
Interligação Elétrica Aimorés	Energy transport	Brazil	50.00%	954,447	334,667	619,780	48,236
Interligação Elétrica Ivaí	Energy transport	Brazil	50.00%	3,999,502	3,084,164	915,338	171,733
Transmissora Aliança de Energia Elétrica	Energy transport	Brazil	14.88%	14,578,138	8,769,989	5,808,149	472,045
Interconexión Eléctrica Colombia Panamá-Panamá	Energy transport	Panama	50.00%	21,860	3,084	18,776	(15,856)
Interconexión Eléctrica Colombia Panamá Colombia	Energy transport	Colombia	1.17%	266	1	265	(2)
Transnexa	Telecommunications transport	Ecuador	50.00%	—	—	—	—
Derivex	Manage the negotiation system of operations on derivative financial instruments of electrical energy	Colombia	40.46%	447	—	447	(402)
Parques del Río	Roads	Colombia	33.00%	89	3	86	(30)
Conexión Kimal Lo Aguirre S.A.	Energy transport	Chile	33.33%	721,017	263,565	457,452	4,158
Associates
ATP Tower Holdings	Telecommunications transport	United States of America	24.70%	4,265,203	2,576,809	1,688,394	(19,164)